                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-4363
                                    --------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:    March 31
                          ------------------------------------------------------

Date of reporting period:   December 31, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
Ginnie Mae Fund
December 31, 2005

[american century investments logo and text logo]

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 98.0%
         $107,000,000  GNMA, 5.00%, settlement
                       date 1/23/06(2)                            $  105,595,624
          113,000,000  GNMA, 5.50%,
                       settlement date 1/23/06(2)                    113,706,249
          206,500,000  GNMA, 6.00%,
                       settlement date 1/23/06(2)                    211,339,946
          196,349,199  GNMA, 5.00%,
                       6/15/33 to 11/20/35                           193,938,859
          486,513,774  GNMA, 5.50%, 4/15/33 to
                       12/20/34(3)                                   489,569,738
          102,976,439  GNMA, 6.00%,
                       7/20/16 to 9/20/34                            105,268,998
          186,431,802  GNMA, 6.50%,
                       6/15/23 to 2/20/35                            194,493,417
           23,958,921  GNMA, 7.00%,
                       9/15/08 to 12/20/29                            25,166,067
              214,118  GNMA, 7.25%,
                       9/15/22 to 6/15/23                                224,805
           19,131,862  GNMA, 7.50%,
                       5/20/08 to 11/15/31                            20,172,631
              167,504  GNMA, 7.65%,
                       6/15/16 to 12/15/16                               177,380
              233,724  GNMA, 7.75%,
                       9/20/17 to 8/20/25                                247,911
              362,876  GNMA, 7.77%,
                       4/15/20 to 6/15/20                                386,139
              198,364  GNMA, 7.85%,
                       4/20/21 to 10/20/22                               210,555
               17,018  GNMA, 7.89%,
                       9/20/22                                            18,084
              324,918  GNMA, 7.98%,
                       6/15/19 to 6/15/19                                347,624
            5,070,958  GNMA, 8.00%,
                       6/15/06 to 7/20/30                              5,430,029
              219,512  GNMA, 8.15%,
                       1/15/20 to 2/15/21                                236,643
            1,228,300  GNMA, 8.25%,
                       4/15/06 to 5/15/27                              1,318,069
              174,040  GNMA, 8.35%,
                       2/15/20 to 11/15/20                               188,562
            4,739,093  GNMA, 8.50%,
                       7/15/08 to 12/15/30                             5,142,614
              518,125  GNMA, 8.75%,
                       1/15/17 to 7/15/27                                562,541
            3,881,058  GNMA, 9.00
                       8/15/08 to 1/15/25                              4,181,753
              472,174  GNMA, 9.25%,
                       8/15/16 to 8/15/26                                516,446
            1,254,376  GNMA, 9.50%,
                       6/15/09 to 7/20/25                              1,377,274
              185,216  GNMA, 9.75%,
                       8/15/16 to 11/20/21                               204,328
              292,330  GNMA, 10.00%,
                       11/15/09 to 1/20/22                               326,054
              135,566  GNMA, 10.25%,
                       5/15/12 to 3/15/19                                150,161
              123,801  GNMA, 10.50%,
                       3/15/14 to 7/15/19                                138,678
               14,238  GNMA, 10.75%,
                       12/15/09 to 3/15/10                                15,360
              303,021  GNMA, 11.00%,
                       12/15/09 to 6/15/20                               331,037
                2,855  GNMA, 11.25%,
                       2/20/16                                             3,120
               54,721  GNMA, 11.50%,
                       2/15/13 to 8/20/19                                 60,503
               31,737  GNMA, 12.00%,
                       10/15/10 to 1/15/13                                35,055
               16,140  GNMA, 12.25%,
                       2/15/14 to 5/15/15                                 17,869
               95,708  GNMA, 12.50%,
                       5/15/10 to 5/15/15                                106,000
              151,702  GNMA, 13.00%,
                       1/15/11 to 8/15/15                                170,121
               69,751  GNMA, 13.50%,
                       5/15/10 to 11/15/14                                78,798
                8,822  GNMA, 13.75%,
                       8/15/14                                             9,958
                4,359  GNMA, 14.00%,
                       6/15/11 to 7/15/11                                  4,940
               54,747  GNMA, 14.50%,
                       10/15/12 to 12/15/12                               62,546
               56,989  GNMA, 15.00%,
                       7/15/11 to 10/15/12                                65,468
                7,423  GNMA, 16.00%,
                       10/15/11 to 12/15/11                                8,617
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                         1,481,606,571
(Cost $1,485,896,740)                                            ---------------

U.S. GOVERNMENT AGENCY
SECURITIES - 14.1%
            7,000,000  FFCB, VRN, 4.31%,
                       1/17/06, resets monthly off
                       the 1-month LIBOR minus
                       0.06% with no caps                              7,004,095
           20,000,000  FFCB, VRN, 4.11%, 1/30/06,
                       resets monthly off the
                       1-month LIBOR minus 0.10%
                       with no caps(3)                                20,003,900
           18,500,000  FFCB, VRN, 4.18%, 1/1/06,
                       resets monthly off the
                       1-month LIBOR minus 0.11%
                       with no caps                                   18,503,830

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           12,000,000  FFCB, VRN, 4.19%, 1/1/06,
                       resets monthly off the
                       1-month LIBOR minus
                       0.105% with no caps(3)                         12,004,056
           20,000,000  FFCB, VRN, 4.20%, 1/3/06,
                       resets monthly off the
                       1-month LIBOR minus 0.11%
                       with no caps(3)                                20,012,519
           15,000,000  FFCB, VRN, 4.24%, 1/15/06,
                       resets monthly off the
                       1-month LIBOR minus 0.13%
                       with no caps(3)                                15,003,660
            8,000,000  FFCB, VRN, 4.27%, 1/9/06,
                       resets monthly off the
                       1-month LIBOR minus 0.06%
                       with no caps                                    8,006,344
           15,000,000  FFCB, VRN, 4.26%, 1/20/06,
                       resets monthly off the
                       1-month LIBOR minus
                       0.115% with no caps(3)                         15,004,905
           12,000,000  FFCB, VRN, 4.27%, 1/22/06,
                       resets monthly off the
                       1-month LIBOR minus
                       0.105% with no caps(3)                         11,997,204
           12,700,000  FFCB, VRN, 4.30%, 1/15/06,
                       resets monthly off the
                       1-month LIBOR minus
                       0.065% with no caps(3)                         12,703,937
           23,800,000  FFCB, VRN, 4.27%, 1/20/06,
                       resets monthly off the
                       1-month LIBOR minus 0.10%
                       with no caps(3)                                23,811,527
           14,425,000  FFCB, VRN, 4.30%, 1/24/06,
                       resets monthly off the
                       1-month LIBOR minus
                       0.075% with no caps(3)                         14,432,833
           15,000,000  FFCB, VRN, 4.31%, 1/30/06,
                       resets monthly off the
                       1-month LIBOR minus 0.07%
                       with no caps(3)                                15,005,895
           20,000,000  FNMA, VRN, 4.21%, 1/9/06,
                       resets monthly off the
                       1-month LIBOR minus 0.12%
                       with no caps(3)                                20,004,240
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              213,498,945
(Cost $213,433,725)                                              ---------------

U. S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) - 12.3%
            7,606,191  GNMA, Series 1998-6, Class FA
                       VRN, 4.89%, 1/17/06, resets
                       monthly off the 1-month LIBOR
                       plus 0.51% with a cap of 9.00%                  7,680,914
            5,372,862  GNMA, Series 2002-13, Class
                       FA, VRN, 4.88%, 1/17/06,
                       resets monthly off the 1-month
                       LIBOR plus 0.50% with a cap
                       of 8.50%                                        5,431,248
            9,906,482  GNMA, Series 2002-24, Class
                       FA, VRN, 4.88%, 1/16/06,
                       resets monthly off the 1-month
                       LIBOR plus 0.50% with a cap
                       of 8.50%                                       10,011,699
            3,269,207  GNMA, Series 2002-29, Class FA
                       SEQ, VRN, 4.72%, 1/20/06,
                       resets monthly off the 1-month
                       LIBOR plus 0.35% with a cap
                       of 9.00%                                        3,287,348
            9,874,556  GNMA, Series 2003-7, Class FA,
                       VRN, 4.83%, 1/16/06, resets
                       monthly off the 1-month LIBOR
                       plus 0.45% with a cap of 8.00%                  9,980,934
            5,219,133  GNMA, Series 2003-42, VRN,
                       4.72%, 1/20/06, resets monthly
                       off the 1-month LIBOR plus
                       0.35% with a cap of 7.00%                       5,251,471
           10,554,961  GNMA, Series 2004-11,
                       Class UC, 5.00%, 4/16/26                       10,550,496
            6,594,996  GNMA, Series 2004-39,
                       Class XF SEQ, VRN, 4.63%,
                       1/17/06, resets monthly off the
                       1-month LIBOR plus 0.25%
                       with a cap of 7.50%                             6,607,652
            4,863,308  GNMA, Series 2004-42,
                       Class AB SEQ, 6.00%, 3/20/32                    4,905,828
           11,420,664  GNMA, Series 2004-46,
                       Class QH, 4.50%, 4/20/25                       11,371,893
           58,511,834  GNMA, Series 2004-53,
                       Class FB SEQ, VRN, 4.78%,
                       1/17/06, resets monthly off the
                       1-month LIBOR plus 0.40%
                       with a cap of 7.50%                            58,957,753
           30,072,002  GNMA, Series 2004-82,
                       Class DM, 5.00%, 10/20/27                      30,050,078
           21,983,235  GNMA, Series 2005-24,
                       Class F, VRN, 4.58%, 1/16/06,
                       resets monthly off the 1-month
                       LIBOR plus 0.20% with a cap
                       of 7.00%                                       21,978,377
                                                                 ---------------
TOTAL U. S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS                                  186,065,691
(Cost $186,230,320)                                              ---------------

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 3.7%
           55,062,000  FHLB Discount Notes,
                       3.40%, 1/3/06(3)(4)                            55,062,000
                                                                 ---------------
(Cost $55,051,599)

TOTAL INVESTMENT SECURITIES - 128.1%                               1,936,233,207
                                                                 ---------------
(Cost $1,940,612,384)
OTHER ASSETS AND LIABILITIES - (28.1)%                             (424,468,301)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,511,764,906
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.
(1)Final maturity indicated, unless otherwise noted.
(2)Forward commitment.
(3)Security, or a portion thereof, has been segregated for a forward commitment.
(4)The rate indicated is the yield to maturity at purchase.

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                  $ 1,940,612,384
                                                                 ===============
Gross tax appreciation of investments                                 $9,251,700
Gross tax depreciation of investments                               (13,630,876)
                                                                 ---------------
Net tax depreciation of investments                                 $(4,379,175)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT BOND FUND
DECEMBER 31, 2005
[american century investments logo and text logo]

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(1) - 37.9%
        $6,768,811  FHLMC, 4.50%, 1/1/19                           $   6,601,750
         7,988,978  FHLMC, 5.50%, 10/1/34                              7,923,468
        34,774,000  FNMA, 6.00%, settlement date
                    1/12/06(2)                                        35,100,005
        32,200,000  FNMA, 6.50%, settlement date
                    1/12/06(2)                                        33,035,204
        25,887,600  FNMA, 5.00%, settlement date
                    1/18/06(2)                                        25,612,544
         9,794,000  FNMA, 5.50%, settlement date
                    1/18/06(2)                                         9,855,213
        24,702,177  FNMA, 4.50%, 5/1/19                               24,073,951
         1,146,218  FNMA, 6.50%, 3/1/32                                1,178,004
         1,116,341  FNMA, 7.00%, 6/1/32                                1,164,971
         1,545,828  FNMA, 6.50%, 8/1/32                                1,588,997
        22,905,940  FNMA, 5.50%, 7/1/33                               22,737,971
         6,699,122  FNMA, 5.00%, 11/1/33                               6,514,367
        10,654,034  FNMA, 5.00%, 8/1/34                               10,343,927
         4,000,720  FNMA, 5.50%, 9/1/34                                3,965,374
        24,082,312  FNMA, 5.50%, 10/1/34                              23,869,545
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           213,565,291
(Cost $214,891,287)                                              ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 25.7%
         9,000,000  FHLMC, 4.50%, 8/4/08(3)                            8,908,920
        10,000,000  FHLMC, 4.75%, 10/17/08                             9,944,060
        28,700,000  FHLMC, 4.90%, 11/3/08(4)                          28,620,185
         2,800,000  FHLMC, 6.625%, 9/15/09                             2,977,276
        25,000,000  FHLMC, 5.625%, 3/15/11(3)                         26,015,150
        24,800,000  FNMA, 6.625%, 9/15/09(3)                          26,392,483
        25,760,000  FNMA, 6.00%, 5/15/11(4)                           27,275,951
         5,000,000  FNMA, 6.125%, 3/15/12                              5,357,570
         7,550,000  FNMA, 6.625%, 11/15/30(3)                          9,340,603
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              144,832,198
(Cost $146,066,401)                                              ---------------

U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) - 25.1%
         3,124,604  FHLMC, Series 2560, Class
                    FG SEQ, VRN, 4.87%, 1/17/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.50% with a cap of
                    8.50%                                              3,148,048
         5,841,514  FHLMC, Series 2625, Class FJ
                    SEQ, VRN, 4.67%, 1/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     5,853,325
         2,083,906  FHLMC, Series 2689, Class PY,
                    4.00%, 2/15/10                                     2,077,523
         5,998,214  FHLMC, Series 2779, Class FM
                    SEQ, VRN, 4.72%, 10/15/18,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap of
                    7.50%                                              6,024,876
        16,238,956  FHLMC, Series 2812, Class EF
                    SEQ, VRN, 4.77%, 1/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                    16,325,395
         8,889,890  FHLMC, Series 2831, Class AF,
                    VRN, 4.67%, 1/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     8,916,293
        10,000,000  FHLMC, Series 2836, Class ND,
                    4.00%, 7/15/13                                     9,872,780
        16,032,041  FHLMC, Series 2855, Class FK
                    SEQ, VRN, 4.72%, 1/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                    16,088,186
         7,250,206  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     7,203,645
         5,640,913  FNMA, Series 2003-42, Class FK,
                    VRN, 4.78%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                     5,678,166

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
        10,738,939  FNMA, Series 2003-43, Class LF,
                    VRN, 4.73%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                    10,791,098
         9,225,432  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 4.78%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                     9,276,568
        13,642,870  FNMA, Series 2003-84, Class AL,
                    4.00%, 4/25/13                                    13,505,936
        11,938,877  FNMA, Series 2003-124, Class PB,
                    4.00%, 3/25/31                                    11,836,621
         5,665,400  FNMA, Series 2004 T1, Class 1A2,
                    6.50%, 1/25/44                                     5,841,084
         8,941,539  FNMA, Series 2004 W5, Class F1,
                    VRN, 4.83%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                     8,978,423
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS                                  141,417,967
(Cost $141,959,850)                                              ---------------

U.S. TREASURY SECURITIES - 22.1%
         4,164,000  U.S. Treasury Bonds, 8.875%,
                    8/15/17(3)                                         5,787,635
         5,500,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21(3)                                        7,579,044
         5,300,000  U.S. Treasury Bonds, 7.25%,
                    8/15/22(3)                                         6,903,669
         5,700,000  U.S. Treasury Bonds, 7.625%,
                    11/15/22(3)                                        7,692,109
         5,760,000  U.S. Treasury Bonds, 6.875%,
                    8/15/25(3)                                         7,419,600
         5,500,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(3)                                        6,638,676
           770,000  U.S. Treasury Bonds, 6.25%,
                    5/15/30(3)                                           956,545
        32,500,000  U.S. Treasury Notes, 4.25%,
                    10/15/10(3)(4)                                    32,340,068
         2,100,000  U.S. Treasury Notes, 11.25%,
                    2/15/15(3)                                         3,162,470
        46,550,000  U.S. Treasury Notes, 4.25%,
                    8/15/15(3)(4)                                     45,962,626
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       124,442,442
(Cost $123,242,067)                                              ---------------
U.S. GOVERNMENT AGENCY ASSET-BACKED
SECURITIES(1) - 4.6%
         5,614,821  FHLMC, Series T19, Class A, VRN,
                    4.55%, 1/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.17% with no caps                                 5,617,904
         5,564,823  FHLMC, Series T20, Class A7,
                    VRN, 4.53%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps                            5,568,863
        11,116,498  FHLMC, Series T21, Class A, VRN,
                    4.56%, 1/25/06, resets monthly
                    off the 1-month LIBOR plus 0.18%
                    with no caps                                      11,123,256
         1,780,800  FHLMC, Series T34, Class A1V,
                    VRN, 4.50%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            1,781,861
         1,725,302  FHLMC, Series T35, Class A, VRN,
                    4.52%, 1/25/06, resets monthly
                    off the 1-month LIBOR plus 0.14%
                    with no caps                                       1,726,096
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES                                               25,817,980
(Cost $25,818,837)                                               ---------------

TEMPORARY CASH INVESTMENTS - 3.5%
        19,427,000  FHLB Discount Notes, 3.40%,
                    1/3/06(4)(5)                                      19,427,000
                                                                 ---------------
(Cost $19,423,330)

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR SECURITIES
LENDING(6) - 17.7%
Repurchase Agreement, UBS AG, (collateralized                         99,680,809
by various U.S. Government Agency obligations
in a pooled account at the lending agent), 4.25%,
dated 12/30/05, due 1/3/06
(Delivery value $99,727,881)                                     ---------------
(Cost $99,680,809)
TOTAL INVESTMENT SECURITIES - 136.6%                                 769,183,687
                                                                 ---------------
(Cost $771,082,581)
OTHER ASSETS AND LIABILITIES - (36.6)%                             (205,940,196)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $563,243,491

FUTURES CONTRACTS*
                                   Expiration    Underlying Face   Unrealized
Contracts Sold                        Date       Amount at Value   Gain (Loss)
-------------------------------------------------------------------------------
229  U.S. Treasury 5-Year Notes    March 2006        $24,352,719   $  (79,601)
195  U.S. Treasury 10-Year Notes   March 2006         21,334,219     (137,548)
                                                -------------------------------
                                                     $45,686,938    $(217,149)
                                                ===============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
LIBOR = London Interbank Offered Rate
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.
(1)Final maturity indicated, unless otherwise noted.
(2)Forward commitment.
(3)Security, or a portion thereof, was on loan as of December 31, 2005.  The aggregate value of securities on loan at December 31, 2005, was $140,462,363.
(4)Security, or a portion thereof, has been segregated for forward commitments and/or futures contract.
(5)The rate indicated is the yield to maturity at purchase.
(6)Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $771,087,554
Gross tax appreciation of investments                               $  2,613,999
Gross tax depreciation of investments                                (4,517,866)
Net tax depreciation of investments                                 $(1,903,867)

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION-ADJUSTED BOND FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 90.4%
        $102,431,651  U.S. Treasury Inflation
                      Indexed Bonds, 2.375%,
                      1/15/25(1)                                    $107,660,184
          88,356,538  U.S. Treasury Inflation
                      Indexed Bonds, 3.625%,
                      4/15/28(1)                                     113,978,407
          77,934,240  U.S. Treasury Inflation
                      Indexed Bonds, 3.875%,
                      4/15/29                                        105,186,909
          25,741,203  U.S. Treasury Inflation
                      Indexed Bonds, 3.375%,
                      4/15/32(1)                                      33,493,733
             262,740  U.S. Treasury Inflation
                      Indexed Notes, 3.375%,
                      1/15/07                                            264,752
          93,450,788  U.S. Treasury Inflation
                      Indexed Notes, 3.625%,
                      1/15/08(1)                                      95,987,885
          39,986,754  U.S. Treasury Inflation
                      Indexed Notes, 3.875%,
                      1/15/09(1)                                      42,039,234
          61,322,394  U.S. Treasury Inflation
                      Indexed Notes, 4.25%,
                      1/15/10(1)                                      66,496,532
          49,413,920  U.S. Treasury Inflation
                      Indexed Notes, 0.875%,
                      4/15/10(1)                                      46,991,501
          50,009,406  U.S. Treasury Inflation
                      Indexed Notes, 3.50%,
                      1/15/11                                         53,463,206
          62,815,200  U.S. Treasury Inflation
                      Indexed Notes, 3.375%,
                      1/15/12(1)                                      67,563,150
          67,960,463  U.S. Treasury Inflation
                      Indexed Notes, 3.00%,
                      7/15/12(1)                                      71,878,859
          86,647,555  U.S. Treasury Inflation
                      Indexed Notes, 1.875%,
                      7/15/13                                         85,490,030
          74,377,170  U.S. Treasury Inflation Indexed
                      Notes, 2.00%, 1/15/14(1)                        73,979,178
          78,931,755  U.S. Treasury Inflation Indexed
                      Notes, 2.00%, 7/15/14                           78,515,548
          80,318,700  U.S. Treasury Inflation Indexed
                      Notes, 1.625%, 1/15/15                          77,404,015
          60,491,619  U.S. Treasury Inflation Indexed
                      Notes, 1.875%, 7/15/15(1)                       59,508,690
          23,300,000  U.S. Treasury Notes, 4.25%,
                      10/31/07(1)                                     23,239,024
           8,425,000  U.S. Treasury Notes, 4.375%,
                      11/15/08(1)                                      8,428,951
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                     1,211,569,788
(Cost $1,193,606,574)                                            ---------------

CORPORATE BONDS - 5.0%
          25,000,000  SLM Corporation, 1.32%,
                      1/25/10                                         24,191,750
          44,167,620  Toyota Motor Credit Corp.
                      Inflation Indexed Bonds,
                      1.22%, 10/1/09                                  42,512,218
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 66,703,968
(Cost $70,244,890)                                               ---------------

U.S. GOVERNMENT AGENCY
SECURITIES - 3.1%
          41,485,290  TVA Inflation Indexed Notes,
                      3.375%, 1/15/07                                 41,819,247
                                                                 ---------------
(Cost $42,477,845)
TEMPORARY CASH INVESTMENTS - 0.5%
           6,225,000  FHLB Discount Notes, 3.40%,
                      1/3/06(2)                                        6,225,000
                                                                 ---------------
(Cost $6,223,824)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 30.3%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.25%, dated 12/30/05, due 1/3/06
(Delivery value $366,057,071)                                        365,884,292

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.40%, dated 12/30/05, due 1/3/06 (Delivery
value $40,019,556)                                                    40,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES
LENDING                                                              405,884,292
(Cost $405,884,292)                                              ---------------
TOTAL INVESTMENT SECURITIES - 129.3%                               1,732,202,295
                                                                 ---------------
(Cost $1,718,437,425)
OTHER ASSETS AND LIABILITIES - (29.3)%                             (392,706,936)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,339,495,359
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
TVA = Tennessee Valley Authority
(1)Security, or a portion thereof, was on loan as of December 31, 2005. The aggregate value of securities on loan at December 31, 2005, was $401,211,340.
(2)The rate indicated is the yield to maturity at purchase.
(3)Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $1,720,740,660
                                                                 ===============
Gross tax appreciation of investments                             $   28,369,624
Gross tax depreciation of investments                               (16,907,989)
                                                                 ---------------
Net tax appreciation of investments                               $   11,461,635
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SHORT-TERM GOVERNMENT FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 41.7%
        $8,214,516  Bank of America Commercial
                    Mortgage Inc., Series 2004-1,
                    Class A1 SEQ, 3.16%,
                    11/10/39(2)                                  $     7,907,622
         4,705,170  Bear Stearns Commercial
                    Mortgage Securities, Series
                    2003-2, Class A5, 3.99%, 1/25/33
                    (Acquired 12/10/04,
                    Cost $4,723,550)(3)                                4,635,054
        71,000,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.81%, 1/1/06                       2,556,781
        82,160,703  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.14%,
                    1/1/06                                             2,658,885
         5,896,146  FHLMC, Series 2605, Class PB,
                    4.00%, 11/15/10                                    5,886,087
        11,968,431  FHLMC, Series 2624, Class FE
                    SEQ, VRN, 4.67%, 1/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 8.00%                    11,993,840
         9,930,573  FHLMC, Series 2625, Class
                    FJ SEQ, VRN, 4.67%, 1/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 7.50%(2)                                        9,950,653
         7,083,866  FHLMC, Series 2689, Class PY,
                    4.00%, 2/15/10                                     7,062,168
         8,660,868  FHLMC, Series 2695, Class PA,
                    4.00%, 5/15/09                                     8,644,742
         9,158,074  FHLMC, Series 2706, Class UA,
                    3.50%, 4/15/09                                     9,118,575
         6,221,366  FHLMC, Series 2709, Class PA,
                    3.75%, 1/15/11                                     6,204,033
        15,064,890  FHLMC, Series 2718, Class FW,
                    VRN, 4.72%, 1/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                    15,153,954
        13,394,409  FHLMC, Series 2743, Class OK,
                    4.00%, 4/15/21                                    13,238,324
        22,642,114  FHLMC, Series 2764, Class OA,
                    3.50%, 4/15/10                                    22,482,759
         5,998,214  FHLMC, Series 2779, Class FM
                    SEQ, VRN, 4.72%, 1/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                     6,024,876
        12,899,142  FHLMC, Series 2827, Class F, VRN,
                    4.72%, 1/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.35% with a cap of 7.50%                         12,964,167
         8,742,699  FHLMC, Series 2831, Class AF,
                    VRN, 4.67%, 1/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     8,768,665
        14,404,967  FHLMC, Series 2888, Class GA,
                    4.00%, 10/15/11                                   14,276,187
         3,400,700  FHLMC, Series 2890, Class AB
                    SEQ, 3.75%, 12/15/11                               3,315,360
        14,023,425  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                    13,933,367
        30,000,000  FHLMC, Series 2931, Class QA,
                    4.50%, 4/15/15                                    29,756,369
        18,332,889  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                   18,215,449
           876,507  FHLMC, Series 2943, Class HA,
                    5.00%, 9/15/19                                       876,688
        19,231,592  FNMA, Series 2003-17, Class FN,
                    VRN, 4.68%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps                           19,331,827
        10,561,544  FNMA, Series 2003-24, Class BF,
                    VRN, 4.73%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps                           10,608,659
         8,461,370  FNMA, Series 2003-42, Class FK,
                    VRN, 4.78%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                     8,517,249
        10,738,938  FNMA, Series 2003-43, Class LF,
                    VRN, 4.73%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                    10,791,097
         4,019,856  FNMA, Series 2003-57, Class KL,
                    3.50%, 3/25/09                                     4,007,829
        11,697,054  FNMA, Series 2004-50, Class MA,
                    4.50%, 5/25/19                                    11,638,885
        11,330,800  FNMA, Series 2004 T1, Class 1A2,
                    6.50%, 1/25/44                                    11,682,168
         8,941,539  FNMA, Series 2004 W5, Class F1,
                    VRN, 4.83%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                     8,978,423
        26,254,647  GMAC Commercial Mortgage
                    Securities, Inc. STRIPS - COUPON,
                    Series 2000 C3, Class X, VRN,
                    1.07%, 1/1/06 (Acquired 2/22/02,
                    Cost $1,806,033)(3)                                1,240,663
        10,100,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    1/1/06(2)                                          9,841,248
        15,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 1/11/06(2)                            14,840,430

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         9,750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                                9,664,317
         7,521,685  Morgan Stanley Capital I, Series
                    2004 T13, Class A1 SEQ, 2.85%,
                    9/13/45(2)                                         7,246,384
        12,658,700  Washington Mutual, Inc., Series
                    2002 AR19, Class A6, 4.16%,
                    2/25/33(2)                                        12,573,203
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 376,586,987
(Cost $379,108,755)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 31.1%
        59,000,000  FHLMC, 3.75%, 11/15/06(2)                         58,521,746
        39,000,000  FHLMC, 2.875%, 12/15/06(4)                        38,331,462
         5,000,000  FHLMC, 4.50%, 8/4/08(4)                            4,949,400
        42,700,000  FHLMC, 4.90%, 11/3/08(4)                          42,581,251
         9,000,000  FHLMC, 6.625%, 9/15/09(4)                          9,569,817
        24,000,000  FNMA, 5.25%, 4/15/07(4)                           24,147,840
        22,500,000  FNMA, 5.75%, 2/15/08(4)                           22,963,748
        25,000,000  FNMA, 2.50%, 6/15/08(4)                           23,737,525
        25,000,000  FNMA, 3.25%, 8/15/08(2)                           24,117,850
        32,000,000  FNMA, 4.75%, 8/25/08(2)                           31,904,896
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              280,825,535
(Cost $282,632,429)                                              ---------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 21.3%
         4,546,174  FHLMC, 5.00%, 6/1/09                               4,539,605
         9,597,768  FHLMC, 5.00%, 7/1/09(2)                            9,583,899
           363,906  FHLMC, 6.50%, 1/1/11                                 373,737
           613,337  FHLMC, 6.50%, 5/1/11                                 629,939
           542,138  FHLMC, 6.50%, 12/1/12                                556,881
         1,539,442  FHLMC, 6.00%, 2/1/13                               1,570,714
            77,954  FHLMC, 7.00%, 11/1/13                                 80,901
            61,775  FHLMC, 7.00%, 12/1/14                                 64,114
         2,585,881  FHLMC, 6.00%, 1/1/15                               2,639,763
         1,033,099  FHLMC, 7.50%, 5/1/16                               1,084,973
         2,050,465  FHLMC, 5.50%, 11/1/17                              2,063,984
        19,078,873  FHLMC, 5.50%, 11/1/18(2)                          19,199,719
        12,821,340  FHLMC, 4.50%, 6/1/19                              12,495,447
        33,760,000  FNMA, 6.00%, settlement date
                    1/12/06(5)                                        34,076,500
        34,175,000  FNMA, 6.50%, settlement date
                    1/12/06(5)                                        35,061,430
         5,468,520  FNMA, 5.50%, settlement date
                    1/18/06(5)                                         5,502,698
            34,463  FNMA, 8.00%, 5/1/12                                   36,652
         2,263,148  FNMA, 6.50%, 1/1/13                                2,327,263
            23,359  FNMA, 6.50%, 3/1/13                                   24,028
           252,454  FNMA, 6.00%, 6/1/13                                  257,941
            28,522  FNMA, 6.50%, 6/1/13                                   29,342
            65,825  FNMA, 6.00%, 1/1/14                                   67,262
           555,428  FNMA, 6.00%, 7/1/14                                  567,771
           959,761  FNMA, 5.50%, 4/1/16                                  966,797
        12,064,314  FNMA, 4.50%, 5/1/19                               11,757,494
           864,656  FNMA, 7.00%, 5/1/32                                  902,322
           836,108  FNMA, 7.00%, 5/1/32                                  872,531
         2,238,163  FNMA, 7.00%, 6/1/32                                2,335,662

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           344,661  FNMA, 7.00%, 6/1/32                                  359,792
         1,396,092  FNMA, 7.00%, 8/1/32                                1,456,908
        12,716,572  FNMA, 5.50%, 7/1/33                               12,623,322
        10,139,232  FNMA, 5.00%, 11/1/33                               9,859,603
        18,836,331  FNMA, 5.00%, 8/1/34                               18,288,062
            18,631  GNMA, 5.50%, 1/20/09                                  18,852
            29,414  GNMA, 9.00%, 12/20/16                                 31,722
            27,729  GNMA, 9.00%, 8/20/17                                  29,970
            31,588  GNMA, 9.50%, 11/20/19                                 34,766
                                                                 ---------------
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           192,372,366
(Cost $193,371,866)                                              ---------------

ASSET-BACKED SECURITIES(1) - 4.6%
         1,456,803  Ameriquest Mortgage Securities
                    Inc., Series 2003-8, Class AV2,
                    VRN, 4.81%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.43% with no caps                            1,459,010
            90,593  Centex Home Equity, Series
                    2004 C, Class AF1, VRN, 2.82%,
                    1/1/06                                                90,366
        10,000,000  CNH Equipment Trust, Series
                    2005 B, Class A3 SEQ, 4.27%,
                    1/15/10(2)                                         9,900,850
        30,000,000  Ford Credit Auto Owner Trust,
                    Series 2005 A, Class A4 SEQ,
                    3.72%, 10/15/09(2)                                29,400,210
           242,928  Long Beach Mortgage Loan Trust,
                    Series 2003-3, Class A, VRN,
                    4.70%, 1/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.32% with no caps                                   243,145
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         41,093,581
(Cost $41,787,510)                                               ---------------

U.S. TREASURY SECURITIES - 2.8%
         5,600,000  U.S. Treasury Notes, 6.50%,
                    10/15/06(4)                                        5,686,845
         5,000,000  U.S. Treasury Notes, 3.00%,
                    11/15/07(4)                                        4,876,955
        15,000,000  U.S. Treasury Notes, 4.25%,
                    10/15/10(4)                                       14,926,185
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        25,489,985
(Cost $25,661,602)                                               ---------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(6) - 1.9%
        15,000,000  BECC, 3.28%, 11/15/06                             14,412,329
           382,500  TIGR, 3.21%, 11/15/06                                216,277
         1,813,000  TR, 1.90%, 2/15/06                                 1,804,294
         1,077,000  TR, 3.23%, 11/15/06                                1,035,245
           100,000  U.S. Treasury Corpus, 3.28%,
                    11/15/06                                              96,082
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                            17,564,227
(Cost $17,762,598)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES(1) - 1.3%
            25,985  FHLMC, 4.97%, 8/1/18                                  26,434

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            98,136  FHLMC, 5.49%, 11/1/18                                 99,349
           459,836  FHLMC, 5.34%, 9/1/20                                 470,489
            61,124  FHLMC, 4.375%, 1/1/21                                 61,152
            73,693  FHLMC, 6.01%, 3/1/24                                  75,122
            18,168  FNMA, 7.49%, 8/1/14                                   18,374
           116,679  FNMA, 4.75%, 4/1/16                                  115,511
             4,260  FNMA, 5.25%, 8/1/16                                    4,330
            67,762  FNMA, 5.50%, 1/1/17                                   68,876
           309,810  FNMA, 5.50%, 5/1/17                                  317,312
           166,877  FNMA, 4.79%, 7/1/17                                  167,674
            67,859  FNMA, 5.31%, 7/1/17                                   69,178
           159,482  FNMA, 5.22%, 2/1/18                                  161,583
            92,164  FNMA, 5.50%, 2/1/18                                   95,014
            76,491  FNMA, 5.08%, 5/1/18                                   77,851
            60,619  FNMA, 5.55%, 6/1/18                                   61,475
            81,533  FNMA, 5.25%, 8/1/19                                   82,331
           475,213  FNMA, 5.07%, 9/1/19                                  482,682
           174,897  FNMA, 5.04%, 1/1/20                                  178,012
            60,971  FNMA, 5.58%, 3/1/21                                   62,396
            51,300  FNMA, 4.43%, 8/1/21                                   51,660
            65,827  FNMA, 4.81%, 5/1/22                                   66,405
           141,826  FNMA, 5.28%, 5/1/22                                  142,104
            80,897  FNMA, 4.80%, 1/1/23                                   82,490
            20,294  FNMA, 5.875%, 6/1/23                                  20,947
            15,985  FNMA, 5.875%, 7/1/23                                  16,500
           259,090  FNMA, 5.05%, 8/1/23                                  265,303
            87,253  FNMA, 5.42%, 8/1/23                                   88,871
         1,645,957  FNMA, 4.91%, 5/1/25                                1,671,906
            17,360  FNMA, 4.375%, 4/1/26                                  17,384
            20,506  FNMA, 3.77%, 1/1/27                                   20,618
            22,877  FNMA, 5.81%, 1/1/27                                   23,341
            54,013  FNMA, 4.34%, 1/1/29                                   54,373
         6,663,055  FNMA, 4.65%, 3/1/33                                6,603,973
            47,315  GNMA, 4.375%, 5/20/17                                 47,346
            98,534  GNMA, 4.875%, 2/20/21                                100,377
            50,081  GNMA, 4.625%, 11/20/21                                50,865
             1,301  GNMA, 4.375%, 1/20/22                                  1,309
            87,834  GNMA, 5.25%, 8/20/26                                  89,747
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE SECURITIES                                            12,110,664
(Cost $12,461,523)                                               ---------------

TEMPORARY CASH INVESTMENTS - 3.1%
        27,541,000  FHLB Discount Notes, 3.40%,
                    1/3/06(2)(7)                                      27,541,000
                                                                 ---------------
(Cost $27,535,798)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(8) - 7.4%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 4.25%,
dated 12/30/05, due 1/3/06
(Delivery value $67,129,527)                                          67,097,842
                                                                 ---------------
(Cost $67,097,842)

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 115.2%                               1,040,682,187
                                                                 ---------------
(COST $1,047,419,923)

OTHER ASSETS AND LIABILITIES - (15.2)%                             (137,316,223)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $   903,365,964
                                                                 ===============

FUTURES CONTRACTS*
                                        Expiration       Underlying Face       Unrealized
Contracts Purchased                     Date             Amount at Value       Gain (Loss)
------------------------------------------------------------------------------------------
425   U.S. Treasury 2-Year Notes        March 2006       $ 87,204,688          $ (20,878)
                                                         =================================

                                        Expiration       Underlying Face       Unrealized
Contracts Sold                             Date          Amount at Value       Gain (Loss)
------------------------------------------------------------------------------------------
720   U.S. Treasury 5-Year Notes        March 2006       $ 76,567,500          $(209,745)
224   U.S. Treasury 10-Year Notes       March 2006         24,507,000           (158,004)
                                                         ---------------------------------
                                                         $101,074,500          $(367,749)
                                                         =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
BECC = Book Entry Callable Corpus
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2005 was
    $5,875,717, which represented 0.7% of total net assets.
(4) Security, or a portion thereof, was on loan as of December 31, 2005. The aggregate value of securities on loan at December 31, 2005, was $79,690,434.
(5) Forward commitment.
(6) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(7) The rate indicated is the yield to maturity at purchase.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $ 1,047,444,142
                                                                 ===============
Gross tax appreciation of investments                            $     1,172,103
Gross tax depreciation of investments                                (7,934,058)
                                                                 ---------------
Net tax depreciation of investments                              $   (6,761,955)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL PRESERVATION FUND
DECEMBER 31, 2005
[american century investments logo and text logo]

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

U.S. TREASURY BILLS(1) - 79.9%
         $225,000,000  U.S. Treasury Bills,
                       3.47%, 1/5/06                              $  224,913,272
          200,000,000  U.S. Treasury Bills,
                       3.46%, 1/12/06                                199,788,634
          175,000,000  U.S. Treasury Bills,
                       3.70%, 1/19/06                                174,675,937
          125,000,000  U.S. Treasury Bills,
                       3.78%, 1/26/06                                124,671,875
          125,000,000  U.S. Treasury Bills,
                       3.87%, 2/2/06                                 124,568,889
          250,000,000  U.S. Treasury Bills,
                       3.85%, 2/9/06                                 248,957,563
           50,000,000  U.S. Treasury Bills,
                       3.96%, 2/23/06                                 49,708,868
          175,000,000  U.S. Treasury Bills,
                       3.83%, 3/2/06                                 173,883,754
          175,000,000  U.S. Treasury Bills,
                       3.75%, 3/9/06                                 173,779,320
          100,000,000  U.S. Treasury Bills,
                       3.80%, 3/16/06                                 99,204,500
           50,000,000  U.S. Treasury Bills,
                       3.81%, 3/23/06                                 49,562,375
          100,000,000  U.S. Treasury Bills,
                       3.76%, 3/30/06                                 99,082,111
           25,000,000  U.S. Treasury Bills,
                       3.91%, 4/13/06                                 24,723,396
           75,000,000  U.S. Treasury Bills,
                       3.99%, 4/20/06                                 74,093,749
           75,000,000  U.S. Treasury Bills,
                       4.12%, 5/4/06                                  73,944,250
           75,000,000  U.S. Treasury Bills,
                       4.15%, 5/11/06                                 73,876,041
           25,000,000  U.S. Treasury Bills,
                       4.17%, 5/25/06                                 24,583,000
          100,000,000  U.S. Treasury Bills,
                       4.16%, 6/1/06                                  98,253,852
           25,000,000  U.S. Treasury Bills,
                       4.19%, 6/22/06                                 24,499,826
                                                                 ---------------
TOTAL U.S. TREASURY BILLS(1)                                       2,136,771,212
                                                                 ---------------
U.S. TREASURY NOTES(1) - 11.2%
           25,000,000  U.S. Treasury Notes,
                       1.875%, 1/31/06                                24,971,374
          125,000,000  U.S. Treasury Notes,
                       1.50%, 3/31/06                                124,228,300
           75,000,000  U.S. Treasury Notes,
                       2.00%, 5/15/06                                 74,363,924
           50,000,000  U.S. Treasury Notes,
                       4.625%, 5/15/06                                50,069,279
           25,000,000  U.S. Treasury Notes,
                       2.375%, 8/15/06                                24,702,968
                                                                 ---------------
TOTAL U.S. TREASURY NOTES(1)                                         298,335,845
                                                                 ---------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(2) - 0.4%
           10,000,000  STRIPS - PRINCIPAL,
                       4.28%, 5/15/06                                  9,844,885
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 91.5%                                2,444,951,942
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 8.5%                                  228,127,968
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $2,673,079,910
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1)The rates for U.S. Treasury Bills are the yield to maturity at purchase.
   The rates for U.S. Treasury Notes are the stated coupon rates.
(2)The rate indicated is the yield to maturity at purchase.

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                   $2,444,951,942
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT AGENCY MONEY MARKET FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 52.8%
       $25,000,000  FFCB, VRN, 4.04%, 1/3/06,
                    resets weekly off the 3-month
                    T-Bill plus 0.04% with no caps                  $ 25,001,278
        12,250,000  FFCB, VRN, 4.04%, 1/3/06,
                    resets weekly off the 3-month
                    T-Bill plus 0.04% with no caps                    12,249,295
         4,500,000  FFCB, VRN, 4.12%, 1/3/06, resets
                    weekly off the 3-month T-Bill
                    plus 0.12% with no caps                            4,500,790
        10,000,000  FFCB, VRN, 4.15%, 1/3/06, resets
                    weekly off the 3-month T-Bill
                    plus 0.15% with no caps                           10,000,000
        10,000,000  FHLB, 3.00%, 1/18/06                              10,000,000
        10,000,000  FHLB, 1.72%, 1/23/06                               9,984,636
         9,550,000  FHLB, 2.00%, 2/13/06                               9,525,126
         4,000,000  FHLB, 2.03%, 2/13/06                               3,990,237
        14,550,000  FHLB, 2.375%, 2/15/06                             14,516,706
        10,025,000  FHLB, 5.375%, 2/15/06                             10,038,532
         6,000,000  FHLB, 2.50%, 2/24/06                               5,984,018
         9,980,000  FHLB, 5.125%, 3/6/06                               9,995,549
        17,600,000  FHLB, 2.50%, 3/15/06                              17,538,067
         1,000,000  FHLB, 5.40%, 3/22/06                               1,002,295
         8,000,000  FHLB, 2.23%, 4/21/06                               7,949,944
         5,000,000  FHLB, 3.75%, 4/21/06                               4,988,961
        34,215,000  FHLB, 2.25%, 5/15/06                              33,927,703
        20,260,000  FHLB, 3.00%, 5/15/06                              20,152,246
        10,000,000  FHLB, 2.875%, 5/22/06                              9,936,193
         5,125,000  FHLB, 2.875%, 9/15/06                              5,059,970
        15,000,000  FHLB, VRN, 4.18%, 1/3/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.11% with no caps                          14,995,942
        10,000,000  FHLB, VRN, 4.05%, 1/4/06, resets
                    weekly off the 3-month T-Bill
                    plus 0.05% with no caps                           10,000,000
        10,000,000  FHLB, VRN, 4.36%, 3/13/06,
                    resets quarterly off the 3-month
                    LIBOR minus 0.12% with no caps                     9,996,901
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              261,334,389
                                                                 ---------------

U.S. GOVERNMENT AGENCY DISCOUNT
NOTES(1) - 46.4%
        36,300,000  FHLB Discount Notes, 3.35%,
                    1/3/06                                            36,293,339
        13,110,000  FHLB Discount Notes, 4.15%,
                    1/4/06                                            13,105,541
        10,000,000  FHLB Discount Notes, 4.03%,
                    1/6/06                                             9,994,403
        20,000,000  FHLB Discount Notes, 4.05%,
                    1/11/06                                           19,977,500
         1,500,000  FHLB Discount Notes, 4.07%,
                    1/13/06                                            1,497,965
        25,000,000  FHLB Discount Notes, 4.08%,
                    1/18/06                                           24,951,833
        12,726,000  FHLB Discount Notes, 4.12%,
                    1/20/06                                           12,698,328
        25,000,000  FHLB Discount Notes, 4.21%,
                    2/8/06                                            24,888,903
        15,975,000  FHLB Discount Notes, 4.25%,
                    2/15/06                                           15,890,195
        25,000,000  FHLB Discount Notes, 4.25%,
                    2/17/06                                           24,861,285
        25,000,000  FHLB Discount Notes, 4.24%,
                    2/22/06                                           24,846,759
        15,000,000  FHLB Discount Notes, 4.25%,
                    2/24/06                                           14,904,375
         5,547,000  FHLB Discount Notes, 4.28%,
                    3/8/06                                             5,503,475
                                                                 ---------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES                                229,413,901
                                                                 ---------------

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.2%                                  490,748,290
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 0.8%                                    4,196,600
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $494,944,890
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.
(1)The rate indicated is the yield to maturity at purchase.

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                    $ 490,748,290
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:      /s/  William M. Lyons
         ------------------------------------------------
         Name:   William M. Lyons
         Title:  President

Date:    February 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         ------------------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    February 27, 2006

By:      /s/  Maryanne L. Roepke
         ------------------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    February 27, 2006